UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-23023

Montage Managers Trust
 (Exact name of registrant as specified in charter)

11300 Tomahawk Creek Parkway, Suite 200
Leawood, Kansas 66211
  (Address of principal executive offices) (Zip code)

Gary Henson, President
Montage Managers Trust
c/o Montage Investments
11300 Tomahawk Creek Parkway, Suite 200
Leawood, Kansas 66211
  (Name and address of agent for service)

Registrant's telephone number, including area code: (913) 647-9782

Date of fiscal year end: November 30, 2017

Date of reporting period: February 28, 2017

Item 1. Schedule of Investments.

Schedule of Investments February 28, 2017 (Unaudited)

Tortoise North American Pipeline Fund

	Shares	Fair Value
Common Stock - 80.2%(1)
Canadian Crude Oil Pipelines - 17.3%(1)
Enbridge Inc.	123,415	$5,164,934
Enbridge Income Fund Holdings Inc.	26,815	689,454
Gibson Energy Inc.	38,323	536,383
Inter Pipeline Ltd.	97,338	2,041,005
Pembina Pipeline Corporation	106,862	3,453,183
		11,884,959
Canadian Local Distribution Company - 0.2%(1)
Valener Inc.	10,258	160,643
Canadian Natural Gas/Natural Gas Liquids Pipelines - 12.3%(1)
AltaGas Ltd.	44,842	1,046,606
Keyera Corp.	50,058	1,474,001
TransCanada Corporation	111,195	5,113,858
Veresen Inc.	84,866	863,867
		8,498,332
United States Crude Oil Pipelines - 2.0%(1)
Plains GP Holdings, L.P.	25,624	842,261
SemGroup Corp.	14,286	502,153
		1,344,414
United States Local Distribution Companies - 16.3%(1)
Atmos Energy Corporation	28,118	2,201,358
Chesapeake Utilities Corporation	4,165	287,177
New Jersey Resources Corporation	23,300	918,020
NiSource Inc.	87,360	2,088,778
Northwest Natural Gas Company	7,710	463,371
ONE Gas, Inc.	14,116	925,304
South Jersey Industries, Inc.	21,429	750,443
Southwest Gas Corporation	12,812	1,095,810
Spire Inc.	12,359	814,458
UGI Corporation	10,431	503,087
WGL Holdings, Inc.	13,832	1,154,834
		11,202,640
United States Natural Gas Gathering/Processing - 12.6%(1)
Archrock, Inc.	18,821	256,907
EnLink Midstream, LLC	14,873	285,562
Targa Resources Corp.	52,155	2,946,757
The Williams Companies, Inc.	182,317	5,166,864
		8,656,090
United States Natural Gas/Natural Gas Liquids Pipelines - 19.5%(1)
Cheniere Energy Partners LP Holdings, LLC	12,529	304,831
Cheniere Energy, Inc.(2)	63,607	3,056,316
Kinder Morgan, Inc.	239,858	5,111,374
National Fuel Gas Company	23,016	1,387,865
ONEOK, Inc.	56,974	3,079,445
Tallgrass Energy GP, LP	15,703	446,122
		13,385,953
United States Refined Product Pipelines - 0.0%(1)
VTTI Energy Partners LP	1,593	29,152
Total Common Stock
(Cost $53,096,564)		55,162,183

Master Limited Partnerships and Related Companies - 19.4%(1)

United States Crude Oil Pipelines - 3.2%(1)
Blueknight Energy Partners LP	2,379	16,177
Delek Logistics Partners LP	605	18,725
Enbridge Energy Management, LLC (3)	4,610	80,218
Enbridge Energy Partners, L.P.	13,501	244,368
Genesis Energy, L.P.	6,217	210,383
PBF Logistics LP	1,629	33,802
Plains All American Pipeline, L.P.	24,674	791,542
Shell Midstream Partners, L.P.	5,516	180,704
Sunoco Logistics Partners L.P.	15,235	385,903
Tesoro Logistics LP	4,182	235,488
USD Partners LP	548	7,097
Western Refining Logistics, LP	1,683	41,065
		2,245,472
United States Natural Gas Gathering/Processing - 3.6%(1)
American Midstream Partners LP	1,449	22,967
Antero Midstream Partners LP	4,274	146,598
Cone Midstream Partners LP	1,283	29,727
DCP Midstream Partners, LP	5,622	220,382
Enable Midstream Partners, LP	1,933	31,547
EnLink Midstream Partners, LP	9,173	171,719
Midcoast Energy Partners LP	1,350	10,800
MPLX LP	15,807	588,178
Noble Midstream Partners LP	885	43,011
PennTex Midstream Partners, LP	705	11,273
Rice Midstream Partners LP	4,590	112,960
Summit Midstream Partners LP	2,580	61,533
USA Compression Partners LP	1,573	27,952
Western Gas Equity Partners, LP	2,470	113,250
Western Gas Partners LP	4,100	254,897
Williams Partners LP	15,181	611,794
		2,458,588
United States Natural Gas/Natural Gas Liquids Pipelines - 9.0%(1)
Cheniere Energy Partners, L.P.	2,795	91,564
Crestwood Equity Partners LP	2,986	77,337
Dominion Midstream Partners, LP	2,177	67,378
Energy Transfer Equity, L.P.	50,025	942,471
Energy Transfer Partners, L.P.	32,821	1,240,962
Enterprise Products Partners L.P.	85,270	2,390,118
EQT GP Holdings LP	1,687	46,123
EQT Midstream Partners LP	3,572	281,545
ONEOK Partners, L.P.	10,297	539,357
Spectra Energy Partners LP	3,889	173,955
Tallgrass Energy Partners LP	2,485	132,848
TC Pipelines, LP	3,079	188,004
		6,171,662
United States Refined Product Pipelines - 3.6%(1)
Arc Logistics Partners LP	711	10,651
Buckeye Partners, L.P.	8,480	584,442
CrossAmerica Partners LP	1,168	30,987
Global Partners LP	1,800	35,550
Holly Energy Partners, L.P.	2,343	84,161
Magellan Midstream Partners, L.P.	13,777	1,067,855
NuStar Energy L.P.	4,086	213,453
NuStar GP Holdings LLC	2,126	61,441
Phillips 66 Partners LP	2,786	154,985
Sprague Resources LP	542	14,824
Sunoco LP	3,117	79,826
TransMontaigne Partners L.P.	818	36,213
Valero Energy Partners LP	1,388	67,956
World Point Terminals, LP	577	10,005
		2,452,349

Total Master Limited Partnerships and Related Companies
(Cost $12,420,045)		13,328,071

Short-Term Investment - 0.4%(1)
United States Investment Company - 0.4%(1)
Invesco Government & Agency Portfolio - Institutional Class, 0.47% (4)
(Cost $302,663)	302,663	302,663

Total Investments - 100.0%(1)
(Cost $65,819,272)		68,792,917
Other Assets in Excess of Liabilities, Net - 0.0%(1)		23,870
Total Net Assets - 100.0%(1)		$68,816,787

(1) Calculated as a percentage of net assets.
(2) Non-income producing security.
(3) Security distributions are paid-in-kind.
(4)	Rate indicated is the current yield as of February 28, 2017.

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.
Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of February 28, 2017:

	Level 1	Level 2	Level 3	Total
Common Stock	$55,162,183	$-	$-	$55,162,183
Master Limited Partnerships and Related Companies	13,328,071	-	-	13,328,071
Short-Term Investment	302,663	-	-	302,663
Total Investments	$68,792,917	$-	$-	$68,792,917

The Fund utilizes the end of reporting period method for determining transfers between levels.  During the period ended February 28, 2017, the Fund recognized no transfers between levels.  The Fund did not invest in any Level 3 investments.

The cost basis of investments for federal income tax purposes at February 28, 2017 was as follows:

Tortoise North American Pipeline Fund
Cost of investments	$65,874,199
Gross unrealized appreciation	4,272,012
Gross unrealized depreciation	(1,353,294)
Net unrealized appreciation	$2,918,718

Item 2. Controls and Procedures.

(a)
The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Montage Managers Trust

By (Signature and Title) /s/ Gary Henson
                                                 Gary Henson, President

Date  April 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gary Henson
                                                   Gary Henson, President

Date  April 28, 2017

By (Signature and Title)* /s/ David L. Henriksen
                                                   David L. Henriksen, Treasurer

Date  April 28, 2017